Disclosure of information on segments - Reconciliation of segment liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information on segments [Line Items]
Total liability	$ 1,179,760	$ 1,139,074	$ 1,187,656
Operating Segments [Member]
Disclosure of information on segments [Line Items]
Total liability	5,521,224	5,618,322	5,248,748
Elimination of intersegment amounts [member]
Disclosure of information on segments [Line Items]
Total liability	(4,341,464)	(4,479,248)	(4,061,092)
Elimination of liabilities of equity accounted investees [Member]
Disclosure of information on segments [Line Items]
Total liability	(4,272,522)	(4,428,842)	(4,034,896)
Elimination of intercompany payables [Member]
Disclosure of information on segments [Line Items]
Total liability	(68,961)	(50,395)	(27,822)
Elimination of intersegment other liabilities amount [Member]
Disclosure of information on segments [Line Items]
Total liability	$ 19	$ (11)	$ 1,626